Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	December 31, 2022	December 31, 2021	December 31, 2020
Gross value	8,537	7,705	7,633
Allowances	(113)	(137)	(142)
Carrying amount	8,424	7,568	7,491

Summary of Gross Value of Overdue Receivables

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2022	452	118	161	87	35	51
December 31, 2021	455	169	151	67	12	56
December 31, 2020	549	271	97	52	34	95